Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2023	$ 51,252	$ 534,058	$ 67,807	$ 8,801	$ 76,608	$ 661,918	$ 1,737,065	$ 2,398,983
Net income (loss)		38,591				38,591	106,173	144,764
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	5,215	12,873	(1,071)	867	(204)	17,884	(22,719)	(4,835)
Other comprehensive income (loss), net of tax (expense) recovery				24,229	24,229	24,229	65,526	89,755
Share-based compensation			3,882		3,882	3,882	10,145	14,027
Balance at Sep. 30, 2024	56,467	585,522	70,618	33,897	104,515	746,504	1,896,190	2,642,694
Net income (loss)		(126,311)				(126,311)	(320,919)	(447,230)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	2,615	3,168	(516)	800	284	6,067	(7,934)	(1,867)
Other comprehensive income (loss), net of tax (expense) recovery		4,954		78,213	78,213	83,167	216,882	300,049
Share-based compensation			853		853	853	2,206	3,059
Balance at Dec. 31, 2024	59,082	467,333	70,955	112,910	183,865	710,280	1,786,425	2,496,705
Net income (loss)		(29,811)				(29,811)	(67,200)	(97,011)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	8,758	5,848	(1,137)	2,105	968	15,574	(23,574)	(8,000)
Exchange of Limited Partnership units for Public Shares	690	8,755	1,131	1,073	2,204	11,649	(11,649)
Other comprehensive income (loss), net of tax (expense) recovery				(43,141)	(43,141)	(43,141)	(109,143)	(152,284)
Share-based compensation			2,473		2,473	2,473	6,140	8,613
Balance at Sep. 30, 2025	$ 68,530	$ 452,125	$ 73,422	$ 72,947	$ 146,369	$ 667,024	$ 1,580,999	$ 2,248,023